Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.26188%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,629,285.76

Principal:
Principal Collections	$19,327,656.03
Prepayments in Full	$10,754,271.83
Liquidation Proceeds	$224,352.03
Recoveries	$89,834.42
Sub Total	$30,396,114.31
Collections	$32,025,400.07

Purchase Amounts:
Purchase Amounts Related to Principal	$415,748.66
Purchase Amounts Related to Interest	$1,269.94
Sub Total	$417,018.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,442,418.67

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,442,418.67
Servicing Fee	$487,208.20	$487,208.20	$0.00	$0.00	$31,955,210.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,955,210.47
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,955,210.47
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,955,210.47
Interest - Class A-3 Notes	$739,462.02	$739,462.02	$0.00	$0.00	$31,215,748.45
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$30,872,967.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,872,967.45
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$30,744,700.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,744,700.78
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$30,655,224.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,655,224.11
Regular Principal Payment	$27,857,774.53	$27,857,774.53	$0.00	$0.00	$2,797,449.58
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,797,449.58
Residual Released to Depositor	$0.00	$2,797,449.58	$0.00	$0.00	$0.00
Total		$32,442,418.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,857,774.53
Total					$27,857,774.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,857,774.53	$50.90	$739,462.02	$1.35	$28,597,236.55	$52.25
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$27,857,774.53	$17.64	$1,299,986.36	$0.82	$29,157,760.89	$18.46

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$292,856,245.34	0.5350829	$264,998,470.81	0.4841835
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$501,966,245.34	0.3179316	$474,108,470.81	0.3002872

Pool Information
Weighted Average APR	3.321%	3.322%
Weighted Average Remaining Term	34.47	33.65
Number of Receivables Outstanding	36,011	35,084
Pool Balance	$584,649,842.14	$553,700,404.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$538,365,939.54	$510,043,923.44
Pool Factor	0.3383391	0.3204285

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$43,656,480.63
Targeted Overcollateralization Amount	$79,591,933.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,591,933.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$227,409.52
(Recoveries)		90	$89,834.42
Net Loss for Current Collection Period			$137,575.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2824%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0841%
Second Prior Collection Period			0.5817%
Prior Collection Period			0.2384%
Current Collection Period			0.2901%
Four Month Average (Current and Prior Three Collection Periods)			0.2986%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,032	$12,372,850.74
(Cumulative Recoveries)			$1,783,435.98
Cumulative Net Loss for All Collection Periods			$10,589,414.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6128%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,080.76
Average Net Loss for Receivables that have experienced a Realized Loss			$3,492.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	289	$5,864,041.67
61-90 Days Delinquent	0.14%	38	$765,652.84
91-120 Days Delinquent	0.03%	10	$188,742.00
Over 120 Days Delinquent	0.10%	31	$572,298.28
Total Delinquent Receivables	1.33%	368	$7,390,734.79

Repossession Inventory:
Repossessed in the Current Collection Period		24	$534,253.86
Total Repossessed Inventory		60	$1,545,041.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2485%
Prior Collection Period			0.2083%
Current Collection Period			0.2252%
Three Month Average			0.2273%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2757%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer